Business combinations - Narrative, PRA Acquisition (Details) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
	Jul. 01, 2021 Employee $ / shares shares	Dec. 31, 2021 USD ($) Employee	Dec. 31, 2021 USD ($) Employee	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Number of employees | Employee	38,000	38,330	38,330
Transaction and integration related (Note 6)			$ 198,263	$ (759)	$ 4,085
Total financing costs			182,423	13,019	13,276
Transaction and one time financing costs			75,391	$ 0	$ 0
PRA Health Sciences, Inc
Business Acquisition [Line Items]
Business acquisition, share price (in USD per share) | $ / shares	$ 80
Business acquisition, number of shares issued (in shares) | shares	0.4125
Transaction and integration related (Note 6)			198,300
Acquisition related costs			57,100
Total financing costs			86,700
Gross debt issuance costs		$ 76,200	76,200
Revenue of acquiree since acquisition date		2,053,400
Pre-tax net income of acquiree since acquisition date		$ 169,900
Transaction and one time financing costs			$ 86,700